Cost of Revenue (Details) - Schedule of cost of sales for our retail and wholesale of garment business - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cost of Sales For Our Retail and Wholesale of Garment Business [Abstract]
Changes in inventories of finished goods and work in progress		$ (494,357)	$ 83,112	$ (261,691)
Materials consumed in production
Purchases of finished goods		201,734	1,808,963	1,430,208
Outsourced service cost		78,701,221	51,276,130
Taxes and surcharges	[1]	1,646	25,032	291
Cost of sales		$ 78,410,244	$ 53,193,237	$ 1,168,808

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).